Prudential Day One 2030 Fund
Schedule of Investments (unaudited) as of October 31, 2021
Description	Shares	Value
Long-Term Investments 94.5%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	555,283	$5,674,997
PGIM Global Real Estate Fund (Class R6)	158,430	4,371,085
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	77,179	1,601,471
PGIM QMA Commodity Strategies Fund (Class R6)*	287,309	3,683,296
PGIM QMA Emerging Markets Equity Fund (Class R6)	108,991	1,398,356
PGIM QMA International Developed Markets Index Fund (Class R6)	631,544	9,302,642
PGIM QMA Large-Cap Core Equity Fund (Class R6)	864,285	18,893,260
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	217,416	3,182,973
PGIM QMA US Broad Market Index Fund (Class R6)	532,601	11,088,751
PGIM TIPS Fund (Class R6)	1,176,126	12,561,029
PGIM Total Return Bond Fund (Class R6)	817,133	11,897,453

Total Long-Term Investments (cost $64,322,384)		83,655,313

Short-Term Investment 5.3%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $4,710,301)	4,710,301	4,710,301

TOTAL INVESTMENTS 99.8% (cost $69,032,685)(wd)		88,365,614
Other assets in excess of liabilities 0.2%		144,333

Net Assets 100.0%		$88,509,947

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

*	Non-income producing security.
(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds